SHARED BASED COMPENSATION AND WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
SHARED BASED COMPENSATION AND WARRANTS

NOTE 10 – SHARE-BASED COMPENSATION AND WARRANTS

Employee Share Compensation

During the three and six month periods ended June 30, 2026, the Company did not issue any share-based compensation to employees. During the three and six month periods ended June 30, 2025, the Company issued 10,500 and 21,000 common shares to its COO in connection with his employment agreement.

Investor Relations Advisor Share Compensation

During the three and six month periods ended June 30, 2026, the Company issued 275,556 and 546,983 shares of common stock in partial satisfaction of amounts owed to its capital raise consultants with an estimated fair value of $22,500 and $45,000, respectively. During the three and six month periods ended June 30, 2025, the Company issued 38,656 and 77,326 shares of common stock in partial satisfaction of amounts owed to its capital raise consultants with an estimated fair value of $22,500 and $45,000, respectively.

Stock Option Compensation

The Company did not adopt stock option incentive plan or issue any stock options or other service based awards to any employee, advisor or consultant during the three or six month periods ended June 30, 2026.

Warrants to Purchase Common Stock

On October 1, 2021, the Company issued 200,000 detachable warrants at an exercise price of $3.00 per warrant in connection with a private equity offering. While the Company contemporaneously issued warrants in connection with this capital raise transaction, these warrants are subject to separate agreements with different terms and conditions that are not closely related. The warrants issued in connection with the sale of common stock may be exercised at the option of the purchaser and may only be settled in shares of common stock upon payment of the exercise price stated in the stock purchase agreement. These freestanding warrants are classified as an equity instrument and have no expiration date. The fair value of detachable warrants on the grant date was $0 using a Black-Scholes option pricing model with a stock price of $0.25, exercise price of $3.00, risk free rate of 4.57%, volatility of 10% to 25% (logarithmic average due to limited exchange pricing data) and a dividend rate of 0% and a warrant term of 10 years (as the Company’s warrants have no expiration date). During the three and six month period ended June 30, 2026 or 2025, there were no exercises of warrants to purchase common stock.

On April 25, 2023, the Company issued 200,000 detachable freestanding warrants at an exercise price of $5.00 per warrant, as additional consideration in connection with its Convertible Note (see Note 7). While the Company contemporaneously issued warrants in connection with a Convertible Note issuance, these warrants are subject to separate agreements with different terms and conditions that are not closely related. The settlement and/or termination of the Convertible Note does not cause the warrant agreement to terminate or cause the terms and conditions to change due to changes in the Note instrument. The warrants issued in connection with the sale of common stock may be exercised at the option of the purchaser and may only be settled in shares of common stock upon payment of the exercise price stated in the stock purchase agreement. These freestanding warrants are classified as an equity instrument and have no expiration date. During the three and six month periods ended June 30, 2026 or 2025, there were no exercises of warrants to purchase common stock.

The table below summarizes the status of warrants outstanding and exercisable as follows:

	2026		2025
	Warrants	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
	(Unaudited)
Warrants outstanding, January 1,	400,000	$4.00	400,000	$4.00
Issued	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Warrants outstanding, June 30,	400,000	$4.00	400,000	$4.00

Warrants exercisable, June 30,	400,000	$4.00	400,000	$4.00

NOTE 11 – SHARED BASED COMPENSATION AND WARRANTS

Share-Based Compensation

During the years ended December 31, 2025 and 2024, the Company issued 42,000 and 10,500 shares of common stock, respectively, as share based compensation to its Chief Operating Officer as part of his monthly compensation package. The fair value of shared based compensation recognized during the years ended December 31, 2025 and 2024 was $17,178 and $7,735, respectively. During the year ended December 31, 2024, the Company did not issue any shares of common stock as based compensation to any employees.

During the years ended December 31, 2025 and 2024, the Company issued 300,681 and 118,975 shares of common stock, respectively, in partial satisfaction of amounts owed to its consultants and financial advisors totaling $115,000 and $89,999, respectively.

The Company did not adopt stock option incentive plan during the years ended December 31, 2025 and 2024.

Warrants to Purchase Common Stock

On October 1, 2021, the Company issued 200,000 detachable warrants at an exercise price of $3.00 per warrant in connection with a private equity offering. While the Company contemporaneously issued warrants in connection with this capital raise transaction, these warrants are subject to separate agreements with different terms and conditions that are not closely related. The warrants issued in connection with the sale of common stock may be exercised at the option of the purchaser and may only be settled in shares of common stock upon payment of the exercise price stated in the stock purchase agreement. These freestanding warrants are classified as an equity instrument and have no expiration date. The fair value of detachable warrants on the grant date was $0 using a Black-Scholes option pricing model with a stock price of $0.25, exercise price of $3.00, risk free rate of 4.57%, volatility of 25% (logarithmic average due to limited exchange pricing data) and a dividend rate of 0% and a warrant term of 10 years (as the Company’s warrants have no expiration date). During the years ended December 31, 2025 and 2024, there were no exercises of warrants to purchase common stock.

On April 25, 2023, the Company issued 200,000 detachable freestanding warrants at an exercise price of $5.00 per warrant, as additional consideration in connection with its Convertible Note (see Note 7). While the Company contemporaneously issued warrants in connection with a Convertible Note issuance, these warrants are subject to separate agreements with different terms and conditions that are not closely related. The settlement and/or termination of the Convertible Note does not cause the warrant agreement to terminate or cause the terms and conditions to change due to changes in the Note instrument. The warrants issued in connection with the sale of common stock may be exercised at the option of the purchaser and may only be settled in shares of common stock upon payment of the exercise price stated in the stock purchase agreement. These freestanding warrants are classified as an equity instrument and have no expiration date. During the years ended December 31, 2025 and 2024, there were no exercises of warrants to purchase common stock.

The table below summarizes the status of warrants outstanding and exercisable as follows:

	2025		2024
	Warrants	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price

Warrants outstanding, January 1,	400,000	$4.00	400,000	$4.00
Issued	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Warrants outstanding, December 31,	400,000	$4.00	400,000	$4.00

Warrants exercisable, December 31,	400,000	$4.00	400,000	$4.00